	Clifford Capital Focused Small Cap Value Fund
Schedule of Investments		June 30, 2022 (unaudited)
			Shares		Fair Value
98.30%	COMMON STOCKS
5.99%	COMMUNICATIONS SERVICES
	AMC Networks Inc - Class A* . . . . . . . .	.	.	.11,930.	$347,402
	Millicom Internatinal Cellular S..A..* . . . . . . . . .			27,761	398,926
					746,328
19.49%	CONSUMER DISCRETIONARY
	Big Lots, Inc.. . . . . . . . . . . . . . . . . . . .	.	.	18,460. . . . . .	387,106
	Perdoceo Education Corp..* .. .. .. .. .. .. .. .. .. .. .. .. .. ..			40,540	477,561
	Qurate Retail, Inc.. - Class A . . . . . . . . . . .		. 61,480. .		176,448
	Urban Outfitters, Inc..* . . . . . . . . . . . .	.	.	16,470. . . . .	307,330
	VOXX International Corp..* . . . . . . . . . .	. . .42,450. .			395,209
	Winmark Corp.. . . . . . . . . . . . . . . . . .	. . .2,410. . . .			. 471,324
	WW International, Inc..* . . . . . . . . . . .	. .		.33,200. . . .	212,148
					2,427,126
6.10%	CONSUMER STAPLES
	Fresh Del Monte Produce Inc.. . . . . . . . . .	.	. . 14,340		423,460
	Reynolds Consumer Products Inc.. . . . . . .	. .		12,340	336,512
					759,972
4.10%	ENERGY
	KLX Energy Services Holdings, Inc..* . . . .	. .		31,950	138,343
	Liberty Energy Inc..* . . . . . . . . . . . . . .	. . .29,180. . . .			372,337
					510,680
24.18%	FINANCIALS
	Community Trust Bancorp, Inc.. . . . . . . .	. . .14,550.			588,402
	CVB Financial Corp.. . . . . . . . . . . . . . . . . . .		.	25,340. .	628,685
	First Hawaiian, Inc.. . . . . . . . . . . . . . . . . . . .	.	. .	18,460	419,227
	Hancock Whitney Corp.. . . . . . . . . . . . .	.	. . 9,580. .		424,681
	WesBanco, Inc.. . . . . . . . . . . . . . . . . . . . . .		. 14,270. . .		452,502
	Westamerica Bancorp.. . . . . . . . . . . . .	.	.	.8,950. . .	498,157
					3,011,654
	1

QUARTERLY REPORT

	Clifford Capital Focused Small Cap Value Fund
Schedule of Investments - continued			June 30, 2022 (unaudited)
			Shares		Fair Value
8.06%	HEALTHCARE
	Change Healthcare, Inc..* . . . .	. . . .	. . . . . .21,310. .			$491,409
	NextGen Healthcare, Inc..* . .	. . . .	. . . . . .29,400. . .			512,736
						1,004,145
17.30%	INDUSTRIALS
	Commercial Vehicle Group, Inc..* . . .		. . . . . . .	67,360		393,382
	HNI Corp.. . . . . . . . . . . . . . . . . . . . . . . . .			12,420. . . .	. .	430,850
	Pitney Bowes Inc.. . . . . . . . . . . . . .		. . . . . 102,590. . . . .			371,376
	Steelcase Inc.. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. ..		.. .. .. .. .. .. ..	25,700		275,761
	Stericycle, Inc..* . . . . . . . . . . . .	. . .	. . . . . . . . 7,460. .			327,121
	Thermon Group Holdings, Inc..* . . . .		. . . . . . . 25,410			357,010
						2,155,500
12.11%	INFORMATION TECHNOLOGY
	DXC Technology Co..* . . . . . .	. . . . . . . . . . .		17,040. .		516,482
	EVERTEC, Inc.. . . . . . . . . . . . . . . . . .		. . . . . .12,640. . .			466,163
	NCR Corp..* . . . . . . . . . . . . .	. .	. . . . . . 16,900. . .		.	. 525,759. .
						1,508,404
0.97%	MATERIALS
	Compass Minerals International, Inc..		. . . . . .	3,420		121,034
98.30%	TOTAL COMMON STOCKS . .	. . . . .	. . . . . . . . . . . . . ..		. 12,244,843. . . . . .
1.47%	MONEY MARKET FUNDS
	Federated Institutional Prime Oblighation
	Fund Institutional Class 1..43%** . .		. . . . . . . 183,190			183,172

99.77% TOTAL INVESTMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . .12,428,015. . . . .

0.23% Other assets, net of liabilities . . . . . . . . . . . . . . . . . . . . . . . .28,031. . . .

100.00% NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .$ 12,456,046. . . . . . . .

* Non-income producing

2

QUARTERLY REPORT

Clifford Capital Focused Small Cap Value Fund

Schedule of Investments - continued	June 30, 2022 (unaudited)

In accordance with U. .S. . GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. . Various inputs are used in determining the value of a Fund’s investments.. U..S.. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. . Level 1 includes quoted prices in active markets for identical securities.. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc..).. Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)..

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities..

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022:

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks . . . . . . . .	. .$12,244,843. . .	$—	$—	$12,244,843
Money Market Funds . . . . .	. . . .183,172			183,172
Total Investments . . . . . . .
	. .$12,428,015. . .	$—	$—	$12,428,015

The Fund held no Level 3 securities at any time during the period..

There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2022..

At June 30, 2022 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end.. Cost of securities for Federal income tax purpose is $13,610,192 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	. . . .	. $. 779,383. .
Gross unrealized depreciation	. . . .	.	. (1,961,560). .
. .Net unrealized appreciation . .	. .	.	.$ (1,182,177. . .	)

3

QUARTERLY REPORT